OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities	$ 657,749	$ 573,147	$ 257,327
Consulting fees payable
Other current liabilities	23,750	24,500	9,500
Directors' fees payable
Other current liabilities	115,002	107,002	56,002
Officers' salaries payable
Other current liabilities	343,786	281,887	93,500
Rent payable
Other current liabilities	$ 175,211	$ 159,758	$ 98,325